SCHEDULE OF NON-VESTED SHARE ACTIVITY (Details)	6 Months Ended
Jun. 30, 2021 $ / shares shares
Equity [Abstract]
Options Non-vested, Beginning | shares	326,348
Weighted Average Grant Date Fair Value, Non-Vested Beginning Balance | $ / shares	$ 1.01
Options Vested | shares	(156,500)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 1.01
Options Canceled | shares	(13,333)
Weighted Average Grant Date Fair Value, Canceled | $ / shares	$ 1.01
Options Non-vested, Ending | shares	156,515
Weighted Average Grant Date Fair Value, Non-Vested Ending Balance | $ / shares	$ 1.01